Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	51	51	0
Preferred stock, shares outstanding	51	51	0
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	492,239,343	358,070,905	51,487,764
Common stock, shares outstanding	492,239,343	358,070,905	51,487,764